Summary of non-current assets by geographical area (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non Current Assets	$ 649	$ 538
Germany [member]
IfrsStatementLineItems [Line Items]
Non Current Assets	575	463
Canada [member]
IfrsStatementLineItems [Line Items]
Non Current Assets	3	4
United States [member]
IfrsStatementLineItems [Line Items]
Non Current Assets	$ 71	$ 71